Pension and Postretirement Benefits (Assumed Health Care Cost Trend Rates) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Expense [Member]
Defined Benefit Plan Disclosure [Line Items]
Ultimate health care cost trend rate	5.00%	5.00%	5.00%
Expense [Member] | Pre-Age 65 [Member]
Defined Benefit Plan Disclosure [Line Items]
Current health care cost trend rate	7.75%	8.00%	8.50%
Year trend reaches ultimate	2023	2019	2019
Expense [Member] | Post-Age 65 [Member]
Defined Benefit Plan Disclosure [Line Items]
Current health care cost trend rate	6.75%	7.50%	8.00%
Year trend reaches ultimate	2021	2018	2018
Benefit Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Ultimate health care cost trend rate	4.50%	5.00%	5.00%
Benefit Obligations [Member] | Pre-Age 65 [Member]
Defined Benefit Plan Disclosure [Line Items]
Current health care cost trend rate	6.97%	7.75%	8.00%
Year trend reaches ultimate	2029	2023	2019
Benefit Obligations [Member] | Post-Age 65 [Member]
Defined Benefit Plan Disclosure [Line Items]
Current health care cost trend rate	6.97%	6.75%	7.50%
Year trend reaches ultimate	2029	2021	2018